Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets
Cash and cash equivalents	$ 3,544,837	$ 3,702,567
Trade and other receivables	71,115	2,365,638
Other assets	7,840	33,641
Total current assets	3,623,792	6,101,846
Non-current assets
Property, Plant and Equipment	77,698	94,928
Right-of-use asset	255,463	157,540
Intangible assets	1,297,263	811,361
Other Assets	65,109	65,110
Total non-current assets	1,695,533	1,128,939
Total assets	5,319,325	7,230,785
Current liabilities
Trade and other payables	1,991,536	2,034,436
Unearned revenue		174,290
Current Employee Entitlements	454,342	357,227
Current Financial Liabilities		25,331,307
Current Lease Liability	128,559	121,500
Total current liabilities	2,574,437	28,018,760
Non-current liabilities
Non-current Financial Liabilities		10,273,278
Non-current Employee Entitlements	55,622	18,892
Non-current Lease Liability	130,722	54,162
Total non-current liabilities	186,344	10,346,332
Total liabilities	2,760,781	38,365,092
Net assets/(liabilities)	2,558,544	(31,134,307)
Equity
Issued Capital	46,779,703	3,385,281	[1]
Share-based payment reserve	5,734,601	3,912,367
Unlisted options reserve	2,741,457
Foreign currency translation reserve	(86,542)	(65,832)
Accumulated losses	(52,610,675)	(38,366,123)
Total equity/(deficit)	$ 2,558,544	$ (31,134,307)

[1]	On January 24, 2024, there was a reverse share split of our issued and outstanding Ordinary Shares and Ordinary Share equivalents on the basis of four (4) securities for every five (5) securities held. All issued and outstanding Ordinary Shares and Ordinary Share equivalents and per share data have been adjusted throughout the financial statements to reflect the reverse share split for all periods presented.